DERIVATIVE LIABILITIES (Details 2) - Convertible Debt [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	199.91%	187.11%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	215.39%	249.88%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.17%	0.06%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.52%	27.00%
Minimum [Member]
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 month 2 days	25 days
Maximum [Member]
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	11 months 1 day	8 months 26 days